Operating Segments (Details) (USD $)	12 Months Ended
	Dec. 31, 2014 segment	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Financial Information of Operating Segment [Abstract]
Net interest income	$ 43,527,000,000	$ 42,800,000,000	$ 43,230,000,000
Provision (reversal of provision) for credit losses	1,395,000,000	2,309,000,000	7,217,000,000	7,899,000,000	15,753,000,000
Noninterest income	40,820,000,000	40,980,000,000	42,856,000,000
Noninterest expense	49,037,000,000	48,842,000,000	50,398,000,000
Income before income tax expense	33,915,000,000	32,629,000,000	28,471,000,000
Income tax expense (benefit)	10,307,000,000	10,405,000,000	9,103,000,000
Net income before noncontrolling interests	23,608,000,000	22,224,000,000	19,368,000,000
Less: Net income from noncontrolling interests	551,000,000	346,000,000	471,000,000
Wells Fargo net income	23,057,000,000	21,878,000,000	18,897,000,000
Average loans	834,400,000,000	802,700,000,000
Average assets	1,593,300,000,000	1,446,000,000,000
Average core deposits	1,003,600,000,000	942,100,000,000
Operating Segment (Textual) [Abstract]
Number of reportable operating segments	3
Annual sales of small business community banking customers (up to $20 million)	20,000,000
Annual sales of wholesale banking customers (in excess of $20 million)	20,000,000
Community Banking [Member]
Financial Information of Operating Segment [Abstract]
Net interest income	29,709,000,000	28,839,000,000	29,045,000,000
Provision (reversal of provision) for credit losses	1,681,000,000	2,755,000,000	6,835,000,000
Noninterest income	21,153,000,000	21,500,000,000	24,360,000,000
Noninterest expense	28,126,000,000	28,723,000,000	30,840,000,000
Income before income tax expense	21,055,000,000	18,861,000,000	15,730,000,000
Income tax expense (benefit)	6,350,000,000	5,799,000,000	4,774,000,000
Net income before noncontrolling interests	14,705,000,000	13,062,000,000	10,956,000,000
Less: Net income from noncontrolling interests	525,000,000	330,000,000	464,000,000
Wells Fargo net income	14,180,000,000	12,732,000,000	10,492,000,000
Average loans	503,200,000,000	499,300,000,000
Average assets	934,200,000,000	835,400,000,000
Average core deposits	642,300,000,000	620,100,000,000
Wholesale Banking [Member]
Financial Information of Operating Segment [Abstract]
Net interest income	11,955,000,000	12,298,000,000	12,648,000,000
Provision (reversal of provision) for credit losses	(266,000,000)	(445,000,000)	286,000,000
Noninterest income	11,527,000,000	11,766,000,000	11,444,000,000
Noninterest expense	12,975,000,000	12,378,000,000	12,082,000,000
Income before income tax expense	10,773,000,000	12,131,000,000	11,724,000,000
Income tax expense (benefit)	3,165,000,000	3,984,000,000	3,943,000,000
Net income before noncontrolling interests	7,608,000,000	8,147,000,000	7,781,000,000
Less: Net income from noncontrolling interests	24,000,000	14,000,000	7,000,000
Wells Fargo net income	7,584,000,000	8,133,000,000	7,774,000,000
Average loans	313,400,000,000	287,700,000,000
Average assets	544,200,000,000	500,000,000,000
Average core deposits	274,000,000,000	237,200,000,000
Wealth Brokerage And Retirement [Member]
Financial Information of Operating Segment [Abstract]
Net interest income	3,179,000,000	2,888,000,000	2,768,000,000
Provision (reversal of provision) for credit losses	(50,000,000)	(16,000,000)	125,000,000
Noninterest income	11,039,000,000	10,315,000,000	9,392,000,000
Noninterest expense	10,907,000,000	10,455,000,000	9,893,000,000
Income before income tax expense	3,361,000,000	2,764,000,000	2,142,000,000
Income tax expense (benefit)	1,276,000,000	1,050,000,000	814,000,000
Net income before noncontrolling interests	2,085,000,000	1,714,000,000	1,328,000,000
Less: Net income from noncontrolling interests	2,000,000	2,000,000	0
Wells Fargo net income	2,083,000,000	1,712,000,000	1,328,000,000
Average loans	52,100,000,000	46,100,000,000
Average assets	189,800,000,000	180,900,000,000
Average core deposits	154,900,000,000	150,100,000,000
Other [Member]
Financial Information of Operating Segment [Abstract]
Net interest income	(1,316,000,000)	(1,225,000,000)	(1,231,000,000)
Provision (reversal of provision) for credit losses	30,000,000	15,000,000	(29,000,000)
Noninterest income	(2,899,000,000)	(2,601,000,000)	(2,340,000,000)
Noninterest expense	(2,971,000,000)	(2,714,000,000)	(2,417,000,000)
Income before income tax expense	(1,274,000,000)	(1,127,000,000)	(1,125,000,000)
Income tax expense (benefit)	(484,000,000)	(428,000,000)	(428,000,000)
Net income before noncontrolling interests	(790,000,000)	(699,000,000)	(697,000,000)
Less: Net income from noncontrolling interests	0	0	0
Wells Fargo net income	(790,000,000)	(699,000,000)	(697,000,000)
Average loans	(34,300,000,000)	(30,400,000,000)
Average assets	(74,900,000,000)	(70,300,000,000)
Average core deposits	$ (67,600,000,000)	$ (65,300,000,000)